Schedule of Fair Value of Derivative Warrant Liability Assumptions (Details)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | (per share)							$ 0.32	$ 0.42	$ 0.34	$ 0.40	$ 0.56
Change in derivative liability		$ 7,315,161	$ 6,460,513	$ 10,503,941	$ 18,538,380	$ 22,172,679	$ 12,300,453	$ (18,843,947)
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield									13.0
November 2019 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 0.18			$ 0.41
Fair value				$ 40,999
Change in derivative liability	$ (40,999)
November 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	0 days			317 days
November 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	100			100
November 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.30			0.64
November 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0			0
April 2020 Issuance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares	$ 0.18			$ 0.41
Fair value				$ 58,373
Change in derivative liability	$ (58,373)
April 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	0 days			317 days
April 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	100			100
April 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield				0.27			0.30			0.30
April 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield				0			0			0